Exhibit 99.17

Data Compare Summary (Total)

Run Date - 4/22/2025 9:13:50 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	3	253	1.19%	253
State	0	253	0.00%	253
Zip	0	253	0.00%	253
Note Date	0	253	0.00%	253
Original Loan Amount	0	253	0.00%	253
Original Term	0	253	0.00%	253
Original Interest Rate	3	253	1.19%	253
Borrower Qualifying FICO	3	253	1.19%	253
Amortization Type	0	253	0.00%	253
Representative FICO	1	253	0.40%	253
Property Type	5	253	1.98%	253
Lien Position	0	253	0.00%	253
Occupancy	0	253	0.00%	253
Purpose	0	253	0.00%	253
Contract Sales Price	2	253	0.79%	253
Balloon Flag	0	253	0.00%	253
Original CLTV	1	253	0.40%	253
Original LTV	1	253	0.40%	253
Origination Channel	0	253	0.00%	253
Appraisal Effective Date	3	253	1.19%	253
LTV Valuation Value	2	253	0.79%	253
Investor: Qualifying Total Debt Ratio	6	253	2.37%	253
Initial Rate Lock Date	67	253	26.48%	253
Coborrower Qualifying FICO	5	162	3.09%	253
Total	102	5,981	1.71%	253